Revenue (Tables)	12 Months Ended
Jun. 30, 2023
Revenue [abstract]
Disclosure of Revenue

	SA Rand
Figures in million	2023	2022	2021
Commodities
Gold (a)	47 366	40 774	42 597
Silver (b)	1 021	663	857
Uranium (c)	304	240	178
	48 691	41 677	43 632
Toll treatment services (d)	430	—	—
Revenue from contracts with customers	49 121	41 677	43 632
Consideration from streaming contract (e)	338	471	397
Hedging gain/(loss) (f)	(184)	497	(2 296)
Total revenue[1]	49 275	42 645	41 733
1    A geographical analysis of revenue is provided in the segment report. Refer to note 41 for further information.

Average Commodity Price [Table Text Block]
Below are the average commodity prices received for the financial years:

	2023	2022	2021
Gold[1]
– US$ per ounce (US$/oz)	1 808	1 829	1 719
– Rand per kilogram (R/kg)	1 032 646	894 218	851 045
Silver
– US$ per ounce (US$/oz)	21.89	23.09	25.45
– Rand per kilogram (R/kg)	12 505	11 293	12 602
Uranium
– US$ per pound (US$/lb)	50.05	45.14	29.76
– Rand per kilogram (R/kg)	1 960	1 514	1 010
[1] The gold price includes the realised effective portion of the hedge-accounted gold derivatives.